Share-based Compensation - Compensation expenses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 142,795
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,515
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	60,789
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 80,491